Note 8 - Income Taxes (Detail) - Deferred Income Tax Assets And Liabilities (USD $)	Dec. 30, 2012	Dec. 25, 2011
Deferred tax assets:
Net operating loss carry forwards	$ 1,665,744	$ 1,861,906
Deferred rent expense	2,482	50,471
Start-up costs	94,739	135,535
Tax credit carry-forwards	1,737,228	1,089,561
Interest rate swaps	146,455	236,806
Stock-based compensation	160,402	96,929
Other	166,292	59,978
Total deferred tax assets	3,973,342	3,531,186
Deferred tax liabilities:
Tax depreciation in excess of book	3,126,596	3,258,854
Net deferred income tax assets	$ 846,746	$ 272,332